INVESTMENT SECURITIES - Investments in equity securities at fair value through OCI (Details) - Investments in equity instruments designated at fair value through other comprehensive income [member] - Equity investments - Investment securities at fair value [member] - COP ($)
$ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Cost	$ 1,110,345	$ 600,598
Unrealized Gain	386,571	814,632
Unrealized Losses	(20,184)	(9,095)
Fair Value	1,476,732	1,406,135
Colombia, Pesos
Disclosure of financial assets [line items]
Cost	1,109,648	589,847
Unrealized Gain	385,712	811,938
Unrealized Losses	(20,159)	(9,052)
Fair Value	1,475,201	1,392,733
Foreign currency [member]
Disclosure of financial assets [line items]
Cost	697	10,751
Unrealized Gain	859	2,694
Unrealized Losses	(25)	(43)
Fair Value	$ 1,531	$ 13,402